Form N-1A Supplement	Feb. 27, 2026
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners Long/Short Equity Fund (the “Fund”)

Institutional Class (BPLSX)

Investor Class (BPLEX)

Supplement dated February 27, 2026

to the Prospectus and Statement of Additional Information (“SAI”), each dated December 31, 2025

Effective as of March 1, 2026, Boston Partners Global Investors, Inc., the investment adviser to the Fund (the “Adviser”), has contractually agreed to lower its investment advisory fee to 1.60% of the Fund’s average daily net assets. Prior to March 1, 2026, the Fund’s investment advisory fee was 2.25%. The Adviser has also agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.70% or 1.95% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares, respectively. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Prior to March 1, 2026, the Fund’s contractual expense cap for Institutional Class or Investor Class shares was 1.96% or 2.21%, respectively. All references with respect to the Fund’s investment advisory fee and contractual expense cap in the Fund’s Prospectus and SAI are revised accordingly.

In addition, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Boston Partners Long/Short Equity Fund” of the Prospectus are hereby deleted and replaced with the following: